Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Reconciliation of Income Tax Benefit (Expense)

The reconciliation between the tax benefit (expense) computed by multiplying pretax income by the U.S. federal statutory income tax rate and the reported amounts of income tax benefit (expense) for the year ended June 30, 2009 is as follows:

U.S. federal statutory income tax rate	34.0%
State income taxes	4.0%
Percentage depletion in excess of tax basis	(32.7)%
Non-deductible permanent differences	(1.0)%
Other	(0.3)%

4.0%